Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Mar. 31, 2017
Registrant Name	Dreyfus Institutional Reserves Funds
Central Index Key	0001423799
Amendment Flag	false
Document Creation Date	Jul. 31, 2017
Document Effective Date	Aug. 01, 2017
Prospectus Date	Aug. 01, 2017
Classic Shares Prospectus | Dreyfus Institutional Preferred Government Money Market Fund | Classic Shares
Prospectus:
Trading Symbol	DLSXX
Premier Shares Prospectus | Dreyfus Institutional Preferred Government Money Market Fund | Premier Shares
Prospectus:
Trading Symbol	DERXX
Premier Shares Prospectus | Dreyfus Institutional Preferred Treasury Securities Money Market Fund | Premier Shares
Prospectus:
Trading Symbol	CEBXX
Agency Shares Prospectus | Dreyfus Institutional Preferred Government Money Market Fund | Agency Shares
Prospectus:
Trading Symbol	DRGXX
Hamilton Shares Prospectus | Dreyfus Institutional Preferred Government Money Market Fund | Hamilton Shares
Prospectus:
Trading Symbol	DSHXX
Hamilton Shares Prospectus | Dreyfus Institutional Preferred Treasury Securities Money Market Fund | Hamilton Shares
Prospectus:
Trading Symbol	CEAXX
Hamilton Shares Prospectus | Dreyfus Institutional Preferred Money Market Fund | Hamilton Shares-new
Prospectus:
Trading Symbol	DRSXX
Institutional Shares Prospectus | Dreyfus Institutional Preferred Government Money Market Fund | Institutional Shares
Prospectus:
Trading Symbol	DSVXX
Institutional Shares Prospectus | Dreyfus Institutional Preferred Treasury Securities Money Market Fund | Institutional Shares
Prospectus:
Trading Symbol	CEIXX
Institutional Shares Prospectus | Dreyfus Institutional Preferred Money Market Fund | Institutional Shares-new
Prospectus:
Trading Symbol	DIQXX